Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

5.         Income Taxes

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its Parent. All of the Company’s income comes from domestic sources. Information about the Company’s current and deferred federal tax expense (benefit) follows:

	Years Ended December 31,
	2013	2012	2011
Current expense	$2,693	$23,415	$30,487
Deferred expense (benefit)	27,384	17,877	(5,633)
Total income tax expense	$30,077	$41,292	$24,854

A reconciliation of the federal income tax rate to the Company’s effective income tax rate follows:

	December 31,
	2013	2012	2011
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Dividends received deduction	(2.5)	(1.7)	(2.2)
Tax exempt interest	(0.3)	(0.2)	(0.2)
Permanent nondeductible expenses	0.3	0.3	0.6
Change in liability for prior years’ taxes	0.2	(2.1)	0.1
Change in valuation allowance	0.0	0.0	(10.1)
Other	(0.3)	0.3	0.7
Effective income tax rate	32.4%	31.6%	23.9%

The valuation allowance was eliminated in 2011.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the years ended December 31, 2013, 2012, and 2011, is as follows:

	Years Ended December 31,
	2013	2012	2011

Balance at beginning of year	$(776)	$(2,187)	$(2,169)
Additions based on tax positions related to the current year	(92)	0	0
Reductions based on tax positions related to the current year	10	42	831
Additions for tax positions of prior years	(381)	(1,585)	(937)
Reductions for tax positions of prior years	857	2,043	88
Settlements	0	911	0
Balance at end of year	$(382)	$(776)	$(2,187)

The total unrecognized tax benefit, $448, $240 and $2,967, for 2013, 2012 and 2011, respectively, which includes interest, would impact the Company’s consolidated effective tax rate if recognized.  The liability for unrecognized tax benefits is included in the Company’s tax payable on its consolidated balance sheets.

The Company’s continuing practice is to recognize interest related to income tax matters in income tax expense. During the years ended December 31, 2013 and 2011, the Company recognized $21 and $103 of interest expense, respectively, related to income tax matters.  During the year ended December 31, 2012, the Company recognized $564 of interest income related to income tax matters.  The Company had $140 and $2,286 of interest accrued at December 31, 2013 and 2012, respectively.  No penalties have been accrued.

The Company files income tax returns in the U.S. and various state jurisdictions.  The Company has substantially concluded all U.S. federal income tax matters for years through 2008, and is currently under U.S. federal income tax audit for years 2009 through 2011.  This audit cycle began April 2013.  Substantially all state and local income tax matters have been concluded for the years through 2009.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2013	2012
Deferred Tax Assets
Deferred gain on disposal of businesses	$21,883	$25,822
Investments, net	48,551	67,923
Policyholder and separate account reserves	0	1,963
Deferred acquisition costs	13,466	16,928
Compensation related	1,598	905
Employee and post-retirement benefits	1,642	902
Total deferred tax asset	87,140	114,443

Deferred Tax Liabilities
Net unrealized appreciation on securities	(99,002)	(174,650)
Policyholder and separate account reserves	(2,058)	0
Accrued liabilities	(1,934)	(1,255)
Other	(6,388)	(8,455)
Total deferred tax liability	(109,382)	(184,360)
Net deferred income tax liability	$(22,242)	$(69,917)

The calculation of the valuation allowance is made at the consolidated return group level.  A portion of the valuation allowance is assigned to the Company based on the provisions of the tax sharing agreement.  No cumulative valuation allowance has been recorded because it is management’s assessment that it is more likely than not that deferred tax assets of $87,140 will be realized.

The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods.  In assessing future taxable income, the Company has considered all sources of taxable income available to realize its deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carryback years and tax-planning strategies.  If changes occur in the assumptions underlying the Company’s tax planning strategies or in the scheduling of the reversal of the Company’s deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2013, the Company had no net operating or capital loss carryforwards for U.S. federal income tax purposes.